Summary of Significant Accounting Policies - Reconciliation of Derivative Redemption Feature Measured at Fair Value on Recurring Basis (Detail) (Derivative redemption feature [Member], CNY)
In Thousands, unless otherwise specified
12 Months Ended
Dec. 31, 2013
Derivative redemption feature [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance
Fair value of the derivative redemption feature on issuance date	22,355
Change in fair value of the derivative redemption feature	26,809
Settlement of the derivate redemption feature upon IPO	(49,164)
Ending Balance